Loans Receivable (excluding Covered Loans) - Changes in Accretable Yield for Acquired Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretion	$ 1,086	$ 1,619
Credit-impaired acquired loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Balance at beginning of period	16,928	0
Carrying Amount, Balance at beginning of period	77,613	0
Accretable Yield, Additions	0	21,384
Carrying Amount, Additions	9,865	93,691
Accretable Yield, Reclassifications from nonaccretable balance, net	30,026	0
Carrying Amount, Reclassifications from nonaccretable balance, net	0	0
Accretable Yield, Accretion	9,718	4,456
Accretion	9,718	4,456
Accretable Yield, Transfers to Real Estate Owned	0	0
Carrying Amount, Transfers to Real Estate Owned	3,975	2,616
Accretable Yield, Payments received, net	0	0
Carrying Amount, Payments received, net	23,503	17,918
Accretable Yield, Balance at end of period	37,236	16,928
Carrying Amount, Balance at end of period	69,718	77,613
Acquired non-impaired loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Balance at beginning of period	0	0
Carrying Amount, Balance at beginning of period	0	0
Accretable Yield, Additions	10,804	0
Carrying Amount, Additions	351,335	0
Accretable Yield, Reclassifications from nonaccretable balance, net	0	0
Carrying Amount, Reclassifications from nonaccretable balance, net	0	0
Accretable Yield, Accretion	(5,827)	0
Accretion	5,827	0
Accretable Yield, Transfers to Real Estate Owned	0	0
Carrying Amount, Transfers to Real Estate Owned	(7,755)	0
Accretable Yield, Payments received, net	0	0
Carrying Amount, Payments received, net	(104,034)	0
Accretable Yield, Balance at end of period	4,977	0
Carrying Amount, Balance at end of period	$ 245,373	$ 0